Tax paid	12 Months Ended
Jun. 30, 2023
Tax paid
Tax paid
11	Tax paid

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts payable/(receivable) at beginning of year		2 410	(307)	(4 754)
Disposal of businesses		—	—	40
Net interest and penalties on tax		(5)	(1)	(17)
Income tax per income statement	10	12 925	16 231	9 509
Reclassification from/(to) held for sale[1]		—	34	(304)
Foreign exchange differences recognised in income statement		104	25	(14)
Translation of foreign operations		(17)	(41)	513
		15 417	15 941	4 973
Net tax (payable)/receivable per statement of financial position		(1 465)	(2 410)	307
tax payable		(1 876)	(3 142)	(806)
tax receivable		411	732	1 113

Per the statement of cash flows		13 952	13 531	5 280
Comprising
Normal tax
South Africa		11 500	11 739	6 622
Foreign		2 452	1 860	(1 342)
Dividend withholding tax		—	(68)	—
		13 952	13 531	5 280
1	2021 mainly due to ROMPCO tax payable that was transferred to liabilities held for sale.